Organization and Significant Accounting Policies - Fair Values of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS:
Cash equivalents	$ 5	$ 5	$ 5
Warrants [Member]
LIABILITIES:
Warrants to purchase common stock	1,354	4,216	4,925
Level 1 [Member]
ASSETS:
Cash equivalents	5	5	5
Level 3 [Member] | Warrants [Member]
LIABILITIES:
Warrants to purchase common stock	$ 1,354	$ 4,216	$ 4,925